Commitments, Guarantees and Pledged Assets - Additional Information (Detail) - CAD ($)	Oct. 31, 2022	Oct. 31, 2021
Underwriting commitments [member]
Disclosure of commitments and contingencies [Line Items]
Underwriting commitments	$ 936,000,000	$ 268,000,000
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Securities lending transactions with third parties	77,000,000,000	68,000,000,000
Private equity funds 1 [member] | Top of range [member] | Investment commitments [member]
Disclosure of commitments and contingencies [Line Items]
Commitments	462,000,000	337,000,000
Credit risk [member] | Securities lending [member] | Joint ventures [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	9,500,000,000	8,600,000,000
Credit risk [member] | Securities lending [member] | Joint ventures [member] | Bank of new york mellon [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	$ 90,500,000,000	$ 81,700,000,000